Income Taxes (Effective Tax Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	Sep. 26, 2009 2003 through 2006 IRS Settlement [Member]	Jul. 03, 2010 2003 through 2006 IRS Settlement [Member]
Effective income tax rate reconciliation, United States statutory federal income tax rate	35.00%	35.00%	35.00%
Effective income tax rate reconciliation, state and local income taxes, net of any applicable federal income tax benefit	1.96%	2.89%	2.59%
Effective income tax rate reconciliation,foreign income taxes	(0.50%)	(0.31%)	(0.96%)
Effective income tax rate reconciliation, impact of provisions for uncertain tax benefits	0.51%	(1.46%)	1.75%
Effective income tax rate reconciliation, impact of adjusting carrying value of corporate-owned life insurance policies to their cash surrender values	(0.61%)	(0.45%)	0.95%
Effective income tax rate reconciliation, other	0.60%	0.53%	1.04%
Effective income tax rate	36.96%	36.20%	40.37%
Income tax benefit from domestic tax settlements				$ 29.0	$ 29.0
Income tax expense for tax adjustments related to federal and state uncertain tax positions			31.0
Income tax expense for tax adjustments related to federal, state and foreign uncertain tax positions	9.3
(Gain) loss recorded to adjust the carrying value of corporate-owned life insurance policies to their cash surrender values	(28.2)	(21.6)	43.8
(Reduction) increase in income tax expense related to the amount recorded to adjust the carrying value of corporate-owned life insurance policies to their cash surrender values	(11.1)	(8.3)	16.8
Income tax benefit from valuation allowance reversal	$ 17.0		$ 7.8